Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Investment properties	$ 74,081	$ 75,511
Equity accounted investments	19,425	20,764
Property, plant and equipment	6,772	7,278
Goodwill	980	1,041
Intangible assets	1,082	1,162
Other non-current assets	2,563	2,326
Loans and notes receivable	201	272
Total non-current assets	105,104	108,354
Current assets
Loans and notes receivable	71	57
Accounts receivable and other	1,643	1,407
Cash and cash equivalents	1,530	1,438
Total current assets	3,244	2,902
Assets held for sale	137	387
Total assets	108,485	111,643
Non-current liabilities
Debt obligations	42,693	46,565
Capital securities	2,994	3,000
Other non-current liabilities	1,978	2,162
Deferred tax liabilities	2,491	2,515
Total non-current liabilities	50,156	54,242
Current liabilities
Debt obligations	12,730	8,825
Capital securities	61	75
Accounts payable and other liabilities	3,889	3,426
Total current liabilities	16,680	12,326
Liabilities associated with assets held for sale	70	140
Total liabilities	66,906	66,708
Equity
Limited partners	11,935	13,274
General partner	4	4
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	11,921	13,200
Limited partnership units of Brookfield Office Properties Exchange LP	78	87
FV LTIP units of the Operating Partnership	52	35
Class A shares of Brookfield Property REIT Inc. (“BPYU”)	1,506	1,930
Interests of others in operating subsidiaries and properties	15,384	15,985
Total equity	41,579	44,935
Total liabilities and equity	108,485	111,643
FV LTIP units of the Operating Partnership	52	35
Preference shares
Equity
Preferred equity	$ 699	$ 420